Shareholders equity - Share capital (Details)	1 Months Ended			3 Months Ended
	Sep. 30, 2021 EUR (€) shares	Apr. 30, 2021 EUR (€) shares	Jan. 31, 2021 EUR (€) shares	Mar. 31, 2021 EUR (€)	Mar. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 shares	Nov. 04, 2021 USD ($)	Sep. 30, 2021 $ / shares	Apr. 30, 2021 $ / shares	Mar. 31, 2020 USD ($)
Shareholders Equity
Authorized share capital					€ 13,600,000
Par value per share | € / shares					€ 0.04
Net proceeds from issuance of shares				€ 2,652,000
Shares issued in the period				€ 2,652,000
Eli Lilly and Company
Shareholders Equity
Net proceeds from issuance of shares	€ 23,223,000
Issue of ordinary shares (in shares) | shares	3,989,976
Share price | $ / shares								$ 7.52
Underwritten public offering
Shareholders Equity
Issue of ordinary shares (in shares) | shares		15,923,077
Share price | $ / shares									$ 6.50
Gross proceeds from issuance of shares		€ 88,115,000
Transaction cost		5,499,000
Net proceeds		€ 82,616,000
At The Market Offering
Shareholders Equity
Issue of ordinary shares (in shares) | shares			585,398
Gross proceeds from issuance of shares			€ 2,767,000
Transaction cost			114,000
Net proceeds			€ 2,653,000
Cantor Fitzgerald & Co | At The Market Offering
Shareholders Equity
Number of shares issued | shares					0
Ordinary
Shareholders Equity
Number of shares outstanding | shares					74,865,381
Maximum aggregate offering of ordinary shares | $							$ 300,000,000
Number of shares authorised | shares					170,000,000
Shares were issued and fully paid in cash | shares					71,362,088
Treasury shares | shares					3,574,576	3,574,576
Ordinary | Cantor Fitzgerald & Co | At The Market Offering
Shareholders Equity
Maximum aggregate offering of ordinary shares | $							$ 75,000,000
Ordinary | Market offering program
Shareholders Equity
Maximum aggregate offering of ordinary shares | $										$ 75,000,000
Preferred
Shareholders Equity
Number of shares authorised | shares					170,000,000